Property, plant and equipment - Right-of-use assets (Details) - Right-of-use Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,055,745	$ 5,751,118
Properties leased for own use, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,023,753	5,739,426
Office equipment, carried at depreciated cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 31,992	$ 11,692